Promissory Notes (Schedule of Promissory Notes Payable) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about borrowings [line items]
Beginning Balance
Interest		$ 7,486	$ 45,000
Ending Balance	81,513
Promissory Notes [Member]
Disclosure of detailed information about borrowings [line items]
Beginning Balance
Issuance of promissory notes	10,000
Interest	16,432
Repayments	(34,919)
Ending Balance	$ 81,513